Consolidated Balance Sheets (Parentheticals) - $ / shares	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Equity shares, par value (in Dollars per share)	$ 0.000625	$ 0.000625
Equity shares, issued	64,161,490	48,195,962
Equity shares, outstanding	64,161,490	48,195,962